James Advantage Funds
1349 Fairground Road
Xenia, Ohio 45385

April 10, 2017

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1520

Re:	James Advantage Funds (the “Registrant”)
File Nos. 811-08411, 333-37277
Filing pursuant to Rule 497(j)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”), the Registrant hereby certifies that the final Prospectus and Statement of Additional Information with respect to the above-referenced Registrant effective April 3, 2017 do not differ from those filed electronically via EDGAR with Post-Effective Amendment No. 44 (Accession No. 0001398344-17-004445) on April 3, 2017.

Sincerely,

/s/_ Thomas L. Mangan____
Thomas L. Mangan
Secretary